Schedule of Notes Receivable (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee [Member]
Note receivable interest rate	8.00%	8.00%
Installments	$ 1,200	$ 1,200
Stock Market Manager Inc [Member]
Note receivable interest rate	3.00%	3.00%
Notes receivable due date	Nov. 30, 2020	Nov. 30, 2020